Investment in life insurance policies, net (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Investments, All Other Investments [Abstract]
Gain on termination of life insurance policy	$ 13,347	£ 10,559